Related Party Transactions - Founder Shares (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 28, 2021 shares	Oct. 21, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Related Party Transactions
Issuance of Class B common stock to Sponsor | $			$ 25,000
Class B common stock
Related Party Transactions
Shares subject to forfeiture	1,125,000		1,125,000	1,125,000	1,125,000
Sponsor
Related Party Transactions
Consideration received | $				$ 25,000	$ 25,000
Sponsor | Class B common stock
Related Party Transactions
Consideration received | $		$ 25,000
Issuance of Class B common stock to Sponsor (in Shares)		8,625,000
Shares subject to forfeiture		1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Number of shares not subject to forfeiture	1,125,000
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Anchor Investors | Class B common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor (in Shares)		1,250,625
Founder Shares | Class A common stock
Related Party Transactions
Share exchange ratio				1
Founder Shares | Class B common stock
Related Party Transactions
Number of shares not subject to forfeiture	1,125,000
Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Consideration received | $		$ 25,000
Issuance of Class B common stock to Sponsor (in Shares)		8,625,000
Shares subject to forfeiture		1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Number of shares not subject to forfeiture	1,125,000
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Anchor Investors | Class B common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor (in Shares)		1,250,625